Share based compensation - Restricted Stock Units Award Activity (Details) - Restricted Stock Units (RSUs) - shares	1 Months Ended		12 Months Ended
	Dec. 31, 2015	Jan. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding at beginning of year (units)		253,870	413,702	174,583	253,870
Granted (units)	1,478,500	109,219	0	270,653	1,587,719
Settled (units)			0	(20,837)	0
Forfeited (units)			(300)	(10,697)	(95,755)
Adjustment (units)	(1,571,251)		0	0	(1,571,251)
Outstanding at end of year (units)	174,583		413,402	413,702	174,583